INVENTORY (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORY [Abstract]
Raw materials	$ 242,983	$ 609,557	$ 408,747
Work in process	229,500	148,125
Finished goods	1,766,059
Total inventory	$ 2,238,542	$ 757,682	$ 408,747